ORGANIZATION AND PRINCIPAL ACTIVITIES (Discontinued Operations - Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended				0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2013	Apr. 30, 2014	Jan. 31, 2014	Nov. 30, 2012	Dec. 31, 2011	Jan. 12, 2012	Jul. 27, 2009
DISCONTINUED OPERATIONS [Line item]
Gain from disposal subsidiary	$ 1,319	$ 6	$ 1,472
Vimicro Qingdao [Member]
DISCONTINUED OPERATIONS [Line item]
Beneficially held equity interest	18.00%
Vimicro Shenzhen [Member]
DISCONTINUED OPERATIONS [Line item]
Approved operating period	20 years
Vimicro Tianshi [Member]
DISCONTINUED OPERATIONS [Line item]
Cash consideration of transfer of equity interest				10,000
Vimicro China [Member]
DISCONTINUED OPERATIONS [Line item]
Ownership interest percentage	100.00%
Vimicro China [Member] | Vimicro Wuxi [Member]
DISCONTINUED OPERATIONS [Line item]
Beneficially held equity interest			0.10%
VMF Shanghai [Member]
DISCONTINUED OPERATIONS [Line item]
Cash consideration of transfer of equity interest			10,410
Gain from disposal subsidiary			1,133
VMF Shenzhen [Member]
DISCONTINUED OPERATIONS [Line item]
Ownership interest percentage									100.00%
VMF Shenzhen [Member] | Vimicro Shenzhen [Member]
DISCONTINUED OPERATIONS [Line item]
Ownership interest percentage									100.00%
VMF Shenzhen [Member] | Vimicro Tianshi [Member]
DISCONTINUED OPERATIONS [Line item]
Cash consideration of transfer of equity interest		5,000			1,200	3,800
Vimicro Shanghai [Member] | Vimicro Xingguang Corporation [Member]
DISCONTINUED OPERATIONS [Line item]
Cash consideration of transfer of equity interest							10,410
Mobile business [Member] | Vimicro Qingdao [Member]
DISCONTINUED OPERATIONS [Line item]
Consideration from disposal of business								4,202
Mobile business [Member] | Vimicro China [Member] | Vimicro Qingdao [Member]
DISCONTINUED OPERATIONS [Line item]
Ownership interest percentage								18.00%
Mobile business [Member] | Vimicro Wuxi [Member] | Vimicro Qingdao [Member]
DISCONTINUED OPERATIONS [Line item]
Ownership interest percentage								19.00%
Mobile business [Member] | VMF Consulting Company [Member] | Vimicro Qingdao [Member]
DISCONTINUED OPERATIONS [Line item]
Ownership interest percentage								14.00%
VMF Shenzhen [Member] | Vimicro Tianshi [Member]
DISCONTINUED OPERATIONS [Line item]
Cash consideration of transfer of equity interest		5,000
Consideration from disposal of equity interest				10,000
Outstanding consideration		$ 5,000
Visiondigi [Member] | Vimicro China [Member]
DISCONTINUED OPERATIONS [Line item]
Ownership interest percentage										61.50%